Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
8.	Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	December 31, 2011	December 31, 2010
At cost:
Furniture, fixtures and office equipment	$56,755	$54,540
Motor vehicles	58,055	55,235
Building improvements	20,568	211,259

Total	135,378	321,034

Less: accumulated depreciation	(113,652)	(182,804)

Net book value	$21,726	$138,230

There were no impairment provisions made at December 31, 2011, 2010 and 2009. Depreciation expense for the years ended December 31, 2011, 2010 and 2009 were $120,556, $68,128 and $62,934, respectively.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Property, Plant and Equipment Disclosure [Text Block]
8. Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	December 31, 2011	December 31, 2010
At cost:
Furniture, fixtures and office equipment	$1,092,693	$970,160
Headend facilities	50,781,641	36,106,247
Motor vehicles	2,805,760	2,315,651
Fiber infrastructure and electric appliances	77,012,989	65,685,878
Buildings and building improvements	15,239,754	11,532,611

Total	146,932,837	116,610,547

Less: accumulated depreciation	50,007,098	33,431,116

Net book value	$96,925,739	$83,179,431

At the incorporation, Hubei SOE agreed to transfer assets into the Company in accordance with the Assets Transfer Agreement. The titles of assets will be transferred from Hubei SOE to the Company in stages. Although parts of assets are in the process of changing the title, it does not affect the ownership because both agreements were signed between the Company and Hubei SOE to confirm such transfer of assets.

At December 31, 2011, the buildings and motor vehicles approximately of $8,215,481 and $718,092 respectively, were still in the process of applying the title certificates.

Fiber infrastructure and electric appliances with net carrying amount of $8,980,056 was leased from leasing company under the sales and leaseback arrangement.

Depreciation for the year ended December 31, 2011 was $14,633,191 of which $13,739,233 was charged to cost of revenue and $893,958 was charged to general and administrative expenses.

Depreciation for the year ended December 31, 2010 was $15,426,966 of which $14,543,770 was charged to cost of revenue and $883,196 was charged to general and administrative expenses.

For the year ended December 31, 2011, the Company has written off part of property, plant and equipment amounting to $362,901, which was included in other expense.